INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of interests in subsidiaries [text block] [Abstract]
Disclosure of subsidiaries [text block]
	2019 £m	2018 £m
At 1 January	32,656	32,878
Additions and capital injections	1,766	110
Capital contributions	53	73
Capital repayments	(212)	(210)
Disposals	(20)	(103)
Impairment[1]	(159)	(92)
At 31 December	34,084	32,656
1	During the year ended 31 December 2019 the Bank wrote-down the carrying value of its investments in certain subsidiaries, following a review of their financial position and anticipated future activities.